Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 53,159	$ 57,016
Accounts receivable, net of reserve for doubtful accounts of $5,594 and $5,081	280,513	262,821
Other current financial assets	6,809	12,573
Inventories	174,438	183,629
Income tax receivables	17,671	24,342
Prepaid expenses and other current assets	33,549	34,938
Total current assets	566,139	575,319
Property, plant and equipment, net	470,612	483,534
Operating lease right-of-use assets	29,979
Goodwill	55,207	55,546
Intangible assets, net	85,232	95,245
Investment in equity method affiliates	5,024	5,332
Deferred income tax assets	55,694	52,395
Other financial assets	2,895	2,723
Other assets	4,984	2,928
Total non-current assets	709,627	697,703
Total assets	1,275,766	1,273,022
Current liabilities
Accounts payable	163,755	163,585
Current portion of long term debt and other financial liabilities	59,693	41,020
Current portion of employee benefit plan obligation	850	855
Accrued liabilities	41,302	56,297
Income taxes payable	19,160	28,086
Other current liabilities	34,525	30,493
Total current liabilities	319,285	320,336
Long-term debt, net	638,300	643,748
Employee benefit plan obligation	60,726	60,377
Deferred income tax liabilities	46,585	45,504
Other liabilities	43,545	44,161
Total non-current liabilities	789,156	793,790
Commitments and contingencies
Stockholders' equity
Common stock	85,032	84,254
Less cost of 517,081 and 517,081 shares of common treasury stock	(8,683)	(8,683)
Additional paid-in capital	61,403	63,544
Retained earnings	59,165	39,409
Accumulated other comprehensive loss	(29,592)	(19,628)
Total stockholders' equity	167,325	158,896
Total liabilities and stockholders' equity	$ 1,275,766	$ 1,273,022